Cash and bank balances (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and bank balances
Cash on hand	€ 491	€ 710
Bank balances	17,817	27,420
Total cash and bank balances	€ 18,308	€ 28,130